UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08861
Morgan Stanley Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: September 30, 2009
Date of reporting period: December 31, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Value Fund
Portfolio of Investments December 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (96.3%)
	Airlines (0.2%)
19,100	Southwest Airlines Co.	$164,642

	Aluminum (0.8%)
73,600	Alcoa, Inc.	828,736

	Beverages: Non-Alcoholic (2.4%)
46,300	Coca-Cola Co. (The)	2,096,001
35,312	Dr Pepper Snapple Group Inc. (a)	573,820

		2,669,821

	Cable/Satellite TV (4.2%)
273,450	Comcast Corp. (Class A)	4,615,836

	Catalog/Specialty Distribution (0.3%)
99,250	Liberty Media Corp — Interactive (Series A) (a)	309,660

	Chemicals: Major Diversified (1.1%)
48,297	Du Pont (E.I.) de Nemours & Co.	1,221,914

	Computer Communications (0.8%)
50,300	Cisco Systems, Inc. (a)	819,890

	Computer Processing Hardware (2.3%)
153,300	Dell Inc. (a)	1,569,792
27,400	Hewlett-Packard Co.	994,346

		2,564,138

	Data Processing Services (0.2%)
18,200	Western Union Co.	260,988

	Department Stores (1.1%)
61,538	MAcy*s Inc.	636,918
28,600	Penney (J.C.) Co., Inc.	563,420

		1,200,338

	Discount Stores (2.7%)
53,400	Wal-Mart Stores, Inc.	2,993,604

	Drugstore Chains (1.0%)
37,600	CVS Caremark Corp.	1,080,624

	Electrical Products (0.7%)
19,300	Emerson Electric Co.	706,573

	Electronic Components (0.1%)
59,000	Flextronics International Ltd. (Singapore) (a)	151,040

	Electronic Production Equipment (0.8%)
16,300	Cognex Corp.	241,240
30,400	KLA-Tencor Corp.	662,416

		903,656

	Financial Conglomerates (2.2%)
77,700	JPMorgan Chase & Co.	2,449,881

	Food: Major Diversified (4.9%)
98,837	Kraft Foods Inc. (Class A)	2,653,773
56,500	Sara Lee Corp.	553,135
88,300	Unilever N.V. (NY Registered Shares) (Netherlands)	2,167,765

		5,374,673

	Food: Specialty/Candy (2.5%)
76,716	Cadbury Schweeppers PLC (ADR) (United Kingdom)	2,736,460

	Home Improvement Chains (1.6%)
35,700	Home Depot, Inc. (The)	821,814
42,300	Lowe’s Companies, Inc.	910,296

NUMBER OF
SHARES		VALUE
		1,732,110

	Household/Personal Care (0.3%)
7,000	Kimberly-Clark Corp.	369,180

	Industrial Conglomerates (2.6%)
177,000	General Electric Co.	2,867,400

	Information Technology Services (1.8%)
17,300	Computer Sciences Corp. (a)	607,922
16,400	International Business Machines Corp.	1,380,224

		1,988,146

	Integrated Oil (1.9%)
8,800	BP PLC (ADR) (United Kingdom)	411,312
15,800	ConocoPhillips	818,440
14,200	Total S.A. (ADR) (France)	785,260

		2,015,012

	Internet Software/Services (0.4%)
32,700	Yahoo! Inc.(a)	398,940

	Investment Banks/Brokers (0.6%)
4,800	Goldman Sachs Group, Inc. (The)	405,072
17,900	Merrill Lynch & Co., Inc.	208,356

		613,428

	Life/Health Insurance (2.5%)
10,600	AFLAC, Inc.	485,904
36,000	MetLife, Inc.	1,254,960
22,900	Torchmark Corp.	1,023,630

		2,764,494

	Major Banks (8.4%)
176,000	Bank of America Corp.	2,478,080
103,479	Bank of New York Mellon Corp.	2,931,560
8,500	Barclays PLC (ADR) (United Kingdom)	83,300
21,600	PNC Financial Services Group	1,058,400
30,900	U.S. Bancorp	772,809
64,500	Wells Fargo & Co.	1,901,460

		9,225,609

	Major Telecommunications (5.4%)
73,000	AT&T Inc.	2,080,500
114,000	Verizon Communications, Inc.	3,864,600

		5,945,100

	Managed Health Care (1.0%)
21,100	UnitedHealth Group Inc.	561,260
13,100	WellPoint Inc. (a)	551,903

		1,113,163

	Media Conglomerates (7.6%)
133,600	News Corp. (Class B)	1,279,888
336,000	Time Warner, Inc.	3,380,160
191,200	Viacom Inc. (Class B) (a)	3,644,272

		8,304,320

	Medical Distributors (1.7%)
54,500	Cardinal Health, Inc.	1,878,615

	Medical Specialties (0.9%)
128,000	Boston Scientific Corp. (a)	990,720

	Movies/Entertainment (1.1%)
67,000	Liberty Media Corp. — Entertainment (Series A) (a)	1,171,160

	Oilfield Services/Equipment (1.1%)
64,900	Halliburton Co.	1,179,882

	Other Consumer Services (2.0%)
154,500	eBay Inc. (a)	2,156,820

	Packaged Software (0.6%)
31,600	Microsoft Corp.	614,304

	Pharmaceuticals: Major (12.7%)
15,700	Abbott Laboratories	837,909
171,800	Bristol-Myers Squibb Co.	3,994,350

NUMBER OF
SHARES		VALUE
12,100	GlaxoSmithKline PLC (ADR) (United Kingdom)	450,967
33,600	Lilly (Eli) & Co.	1,353,072
127,000	Pfizer, Inc.	2,249,170
9,000	Roche Holdings Ltd. (ADR) (Switzerland)	688,410
157,700	Schering-Plough Corp.	2,685,631
45,000	Wyeth	1,687,950

		13,947,459

	Property — Casualty Insurers (8.3%)
390	Berkshire Hathaway Inc. (Class B) (a)	1,253,460
108,080	Chubb Corp. (The)	5,512,080
51,125	St. Paul Travelers Companies, Inc. (The)	2,310,850

		9,076,390

	Pulp & Paper (2.9%)
268,742	International Paper Co.	3,171,156

	Semiconductors (0.7%)
53,400	Intel Corp.	782,844

	Telecommunication Equipment (0.4%)
58,300	Telefonaktiebolaget LM Ericsson (ADR) (Sweden)	455,323

	Tobacco (1.5%)
44,300	Altria Group, Inc.	667,158
22,900	Philip Morris International Inc.	996,379

		1,663,537

	TOTAL COMMON STOCKS (Cost $133,593,437)	105,477,586

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (b) (3.7%)
	Investment Company
4,003	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class (Cost $4,003,802)		4,003,802

	TOTAL INVESTMENTS (Cost $137,597,239) (c)	100.0%	109,481,388
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	13,507

	NET ASSETS	100.0%	$109,494,895

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio-Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Value Fund
Notes to the Portfolio of Investments
FAS 157
12/31/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at December 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$109,481,388	$109,481,388	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Value Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2009